ACQUISITION AND DISPPOSAL OF SUBSIDIARIES - Narrative (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Jan. 31, 2025	May 31, 2024	Mar. 31, 2023
Sanhe Mingtai Digital Industrial Park Co., Ltd. (Sanhe Digital)
ACCRUED EXPENSES AND OTHER PAYABLES
Asset acquisition, percentage of equity interests issued			22.50%
Asset acquisition, percentage of acquisition			100.00%
Yiyun Hongtu (Shanghai) Big Data Technology Co., Ltd
ACCRUED EXPENSES AND OTHER PAYABLES
Asset acquisition, percentage of acquisition	51.00%
Yiyun
ACCRUED EXPENSES AND OTHER PAYABLES
Equity interest		10.00%
HLA Data Ltd
ACCRUED EXPENSES AND OTHER PAYABLES
Percentage of equity interests acquired	100.00%
Purchase consideration	¥ 266.7